Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Schedule of Other Non-Current Liabilities

	2017	2016
Asbestos liabilities	$285	$312
Deferred taxes	202	203
Postemployment benefits	24	29
Income taxes payable	22	20
Environmental	12	12
Other	140	122
	$685	$698